Accrued Expenses and Other Liabilities - Summary of Reconciliation of Changes in Product Warranty Liability (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Standard Product Warranty Disclosure [Abstract]
Balance as of the beginning of the year	¥ 85	$ 12	¥ 1,024
Accruals during the year	2,675	384	85
Claims during the year	(85)	(12)	(1,024)
Product warranty liability	¥ 2,675	$ 384	¥ 85